Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

June 30, 2019

	Shares	Cost	Fair Value	Percentage of Total Net Assets	First Acquisition Date	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Viking Global Equities III Ltd.(2)	37,209	$43,330,000	$60,227,456	10.58%	4/1/2012	Annually	45 Days
Shearwater Onshore, LLC		39,318,175	43,780,498	7.69%	8/1/2014	Annually	60 Days
SRS Partners US, LP		40,000,000	43,297,095	7.60%	7/1/2018	Quarterly	60 Days
Coatue Qualified Partners, L.P.		24,942,270	37,965,836	6.67%	12/1/2013	Quarterly	45 Days
York European Opportunities Fund, L.P.		34,821,917	34,064,111	5.98%	8/1/2018	Quarterly	45 Days
Glenview Institutional Partners, L.P.		26,238,103	32,229,043	5.66%	4/1/2012	Quarterly	45 Days
Soroban Opportunities Cayman Fund Ltd(2)	19,378	25,550,651	31,602,091	5.55%	9/1/2014	Quarterly	60 Days
Steelmill Fund, Ltd.(2)	23,489	25,000,000	25,696,613	4.51%	2/1/2019	Quarterly	90 Days
Southpoint Qualified Fund LP		19,972,982	24,607,260	4.32%	6/1/2012	Quarterly	60 Days
Visium Balanced Offshore Fund, Ltd.(2)	18	35,959	14,582	—	4/1/2012	Non-Redeemable	Non-Redeemable

Total		279,210,057	333,484,585	58.56%

Multi-Category(b)
Elliott International Limited(2)	35,878	38,075,919	50,276,763	8.83%	7/1/2012	Quarterly - Semi-annually	60 Days
Magnetar Constellation Fund, Ltd(2)	24,216	29,698,168	38,135,123	6.70%	4/1/2012	Quarterly	90 Days
Third Point Ultra, Ltd.(2)	20,000	20,000,000	19,530,508	3.43%	4/1/2017	Quarterly	60 Days

Total		87,774,087	107,942,394	18.96%

Global Macro(c)
Autonomy Global Macro Fund Limited(2)	266,883	27,924,444	42,911,060	7.54%	7/1/2015	Monthly	60 Days

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited), (Continued)

June 30, 2019

	Shares	Cost	Fair Value	Percentage of Total Net Assets	First Acquisition Date	Redemptions Permitted(1)	Redemption Notification Period(1)
Relative Value(d)
Renaissance Institutional Diversified Alpha Fund International L.P.(2)		$37,341,825	$40,235,072	7.07%	5/1/2014	Monthly	60 Days

Interest Rate-Driven(e)
Element Capital Feeder Fund Limited(2)	13,968	21,050,000	24,658,418	4.33%	3/1/2017	Quarterly	90 Days
Rokos Global Macro Fund Limited(2)	126,749	14,500,000	15,570,097	2.73%	1/1/2019	Monthly	90 Days

Total		35,550,000	40,228,515	7.06%

Total Investments in Investee Funds(3)(4)		$467,800,413	$564,801,626	99.19%

Other assets, less liabilities			4,589,517	0.81%

Total Net Assets			$569,391,143	100.00%

Percentage of total net assets represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund (as defined herein) is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted. Investee Funds are non-income producing securities.

Investee Funds are restricted securities per Rule §210.12-12.8 of Regulation S-X.

(1)	Reflects general redemption terms for each Investee Fund.
(2)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(3)	The total cost of Investee Funds organized in the United States is $185,293,447 with a fair value of $215,943,843.
(4)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $282,506,966 with a fair value of $348,857,783.
(a)

The Equity strategy generally includes equity-focused Investee Funds with strategies using a bottom-up analysis that do not actively trade exposures, strategies focusing on shorter-term dynamics and appreciation for market technicals, strategies based on top-down thematic/macro views and strategies using technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(b)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(c)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional and inter-country exposure to commodities, equities, interest rates and currencies.
(d)	The Relative Value strategy generally includes relative value-focused Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.
(e)

The Interest Rate-Driven strategy generally includes Investee Funds with relative value trades across global fixed income markets, intra-country trades, yield curve trades, basis trades, on the run vs. off the run trades, cash vs. derivative trades and volatility arbitrage in fixed income.

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited)

June 30, 2019

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn attractive long-term risk-adjusted returns.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Schedule of Investments include the holdings of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act, with respect to the Master Fund and the Feeder Funds, and Rule 4.7, with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the registration statement of the Master Fund.

2. Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars.

The Master Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services — Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies. The Master Fund follows the accounting and reporting guidance in Topic 946, as described in the Financial Accounting Standards Board (“FASB”) Accounting Standards Update No. 2013-08.

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities in the Consolidated Schedule of Investments. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited), (Continued)

June 30, 2019

3. Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The fair value of investments in investment partnerships, managed funds, and other investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent (“NAV”), as a practical expedient for fair value if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal processes include the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors. The fair value of one of the Fund’s investments is valued in good faith by the Investment Manager and is classified as Level 3 of the fair value hierarchy. As of the period-end, the fair value of the investment was $14,582 with no purchases or sales during the period.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into and potential illiquidity of, the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

Fair Value Hierarchy

Fair value guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. Quoted prices for these investments are not adjusted.

Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 – Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The fair value hierarchy is not meant to be indicative of the classification of investments held in the underlying portfolio of the Investee Fund.

Investments that are measured at fair value using NAV as a practical expedient are not classified in the fair value hierarchy and have a fair value of $564,787,044. The fair value amounts disclosed are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

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